Property, Plant and Equipment ("PP&E") (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Less: Accumulated Depreciation	$ (2,811,623)	$ (1,592,827)	$ (797,654)
PP&E balances, net	7,921,914	6,150,587	4,019,137
Leasehold Improvements (Cycle: Lease Term)
Property, Plant and Equipment, Net, by Type [Abstract]
PP&E balances, gross	2,135,982	1,392,688	1,376,351
Furniture & Fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
PP&E balances, gross	1,511,151	1,150,789	949,911
Computer Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
PP&E balances, gross	4,234,995	1,947,894	1,030,058
Medical Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
PP&E balances, gross	578,849	457,822	346,306
Software (Development in Process)
Property, Plant and Equipment, Net, by Type [Abstract]
PP&E balances, gross	$ 2,272,560	$ 2,794,221	$ 1,114,166